RELATED PARTIES - Compensation of key management personnel (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
RELATED PARTIES
Short-term employee benefits	$ 951	$ 826	$ 1,736	$ 1,211
Share-based payments	360	138	275	218
Post-employment benefits	9	10	29	20
Key management personnel compensation	$ 1,320	$ 974	$ 2,040	$ 1,449
Number of key officers and directors	15	13	13	12